OTHER BORROWINGS (Details) (Revolving promissory note, USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Revolving promissory note
OTHER BORROWINGS
Maximum borrowing capacity		$ 5
Outstanding balance	$ 0	$ 0